STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Dec. 31, 2020	Class A ordinary shares AFN (؋) shares	Class A ordinary shares USD ($) shares	Class B ordinary shares Ordinary Shares USD ($) shares	Additional Paid in Capital USD ($)	Accumulated Deficit USD ($)	USD ($)
Balance at the beginning at Mar. 30, 2020	؋ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 30, 2020 | shares			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	؋ 0	0	$ 575	24,425	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares) | shares			5,750,000
Sale of 23,000,000 Units, net of underwriting discounts and offering costs | $		$ 2,300		216,724,604		216,726,904
Sale of 23,000,000 Units, net of underwriting discounts and offering costs (in shares) | shares	23,000,000	23,000,000
Sale of 6,600,000 Private Placement Warrants | $				6,600,000		6,600,000
Class A ordinary shares subject to possible redemption | $		$ (2,173)		(217,315,627)		(217,317,800)
Class A ordinary shares subject to possible redemption (in shares) | shares	(21,731,780)	(21,731,780)
Net loss | $					(1,034,098)	(1,034,098)
Balance at the end at Dec. 31, 2020 | $		$ 127	$ 575	$ 6,033,402	$ (1,034,098)	$ 5,000,006
Balance at the end (in shares) at Dec. 31, 2020 | shares	1,268,330	1,268,330	5,750,000